Long-term debt (Details 3) - Limit	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Long-Term Debt [Line Items]
Consolidated total debt to consolidated EBITDA	1.72	1.87
Consolidated total senior debt to consolidated EBITDA	1.34	1.30
Consolidated total senior debt to total capitalization	30.00%	32.00%
Top of range [member]
Disclosure of Long-Term Debt [Line Items]
Consolidated total debt to consolidated EBITDA	4.0
Consolidated total senior debt to consolidated EBITDA	3.5
Consolidated total senior debt to total capitalization	55.00%